Directors' and key management remuneration (Tables)	12 Months Ended
Dec. 31, 2025
Directors' and key management remuneration
Schedule of directors' remuneration

	2025	2024
Directors' remuneration	£000	£000
Non-executive directors emoluments	1,638	1,547
Chair and executive directors emoluments	7,519	6,425
	9,157	7,972
Amounts receivable under long-term incentive plans and share option plans	3,279	1,471
Total	12,436	9,443

Schedule of compensation of key management

	2025	2024
	£000	£000
Short-term benefits	23,380	20,862
Post-employment benefits	683	643
Share-based payments	10,801	5,624
	34,864	27,129